SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rents received in advance	$ 4,071,095		$ 4,071,095		$ 1,819,943	$ 858,538
Advertising and marketing costs	0	$ 196,600	26	$ 196,600
Pays commissions to third-party	1,393,128	$ 317,108	2,690,298	$ 430,620	1,625,000	$ 1,303,000
Accrued sales tax payable	866,409		866,409		$ 296,000
Provision for income taxes	$ 750,000		$ 750,000
Income tax rate			30.00%